UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21957
                                                     ---------

			      Skyhawk Funds Trust
                              ------------------
               (Exact name of registrant as specified in charter)

			     8000 Town Centre Drive,
				   Suite 400
			  Broadview Heights, Ohio 44147
                              --------------------
              (Address of principal executive offices) (Zip code)


				Gregory B. Getts
			Mutual Shareholder Services
			    8000 Town Centre Drive,
				   Suite 400
			  Broadview Heights, Ohio 44147
                               ------------------
                    (Name and address of agent for service)

                                 (901) 202-5030
                                 --------------
              (Registrant's telephone number, including area code)


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------





Item 1. Schedule of Investments.


                                   SKYHAWK SMALL CAP FUND
                                   SCHEDULE OF INVESTMENTS
                                      December 31, 2007
                                         (UNAUDITED)


Shares                                                               Value
-----------------------------------------------------------------------------

COMMON STOCKS-96.3% (A)

        Aerospace & Defense-2.1%
     10,634    Esterline Technologies Corp.*                        $550,309


        Chemicals-4.8%
     25,482    Terra Industries Inc.*                              1,217,020


        Commercial Banks-1.8%
     18,761    East West Bancorp, Inc.                               454,579


        Commercial Services & Supplies-2.0%
      7,168    Heidrick & Struggles International, Inc.              266,004

      8,313    Waste Connections, Inc.*                              256,872
                                                           -----------------
        Total Commercial Services & Supplies                         522,876


        Communications Equipment-5.6%
     12,712    CommScope, Inc.*                                      625,557

     23,327    ViaSat, Inc.*                                         803,149
                                                           -----------------
        Total Communications Equipment                             1,428,706


        Computers & Peripherals-1.7%
    159,573    Quantum Corp.*                                        429,251


        Diversified Consumer Services-2.0%
     13,150    Sotheby's                                             501,015


        Diversified Telecommunication Services-4.8%
    122,497    Cincinnati Bell Inc.*                                 581,861

     43,127    Premiere Global Services, Inc.*                       640,436
                                                           -----------------
        Total Diversified Telecommunication Services               1,222,297


        Electrical Equipment-3.8%
     10,998    Regal-Beloit Corp.                                    494,360

      9,814    Thomas & Betts Corp.*                                 481,279
                                                           -----------------
        Total Electrical Equipment                                   975,639


        Electronic Equipment & Instruments-1.5%
     21,765    Insight Enterprises, Inc.*                            396,994


        Energy Equipment & Services-4.6%
     22,244    Global Industries, Ltd.*                              476,466

     76,804    Grey Wolf, Inc.*                                      409,365

      5,041    W-H Energy Services, Inc.*                            283,355
                                                           -----------------
        Total Energy Equipment & Services                          1,169,186


        Food & Staples Retailing-1.0%
     10,812    Spartan Stores, Inc.                                  247,054


        Food Products-1.8%
     13,980    Sanderson Farms, Inc.                                 472,244


        Health Care Equipment & Supplies-3.0%
     10,694    Edwards Lifesciences Corp.*                           491,817

     13,409    Greatbatch, Inc.*                                     268,046
                                                           -----------------
        Total Health Care Equipment & Supplies                       759,863


        Health Care Providers & Services-3.2%
     10,692    AmSurg Corp.*                                         289,325

     19,290    Centene Corp.*                                        529,318
                                                           -----------------
        Total Health Care Providers & Services                       818,643


        Insurance-9.5%
     16,453    American Physicians Capital, Inc.                     682,141

     25,900    Assured Guaranty Ltd.                                 687,386

     14,812    Endurance Specialty Holdings Ltd.                     618,105

     30,238    Seabright Insurance Holdings*                         455,989
                                                           -----------------
        Total Insurance                                            2,443,621


        Internet & Catalog Retail-0.2%
      3,079    FTD Group, Inc.                                        39,658


        Internet Software & Services-1.3%
     38,352    Chordiant Software, Inc.*                             327,910


        IT Services-1.9%
     43,707    MPS Group, Inc.*                                      478,155


        Machinery-4.5%
      6,656    Flowserve Corp.                                       640,307

     15,291    Gardner Denver Inc.*                                  504,603
                                                           -----------------
        Total Machinery                                            1,144,910


        Marine-1.7%
     12,980    TBS International Ltd.*                               429,119


        Metals & Mining-3.9%
     33,657    Commercial Metals Co.                                 991,199


        Oil, Gas & Consumable Fuels-4.5%
     10,416    Holly Corp.                                           530,070

     31,656    Rosetta Resources, Inc.*                              627,739
                                                           -----------------
        Total Oil, Gas & Consumable Fuels                          1,157,809


        Paper & Forest Products-1.6%
     33,301    Buckeye Technologies Inc.*                            416,263


        Personal Products-4.3%
     34,935    American Oriental Bioengineering, Inc.*               387,080

     26,638    Elizabeth Arden, Inc.*                                542,083

     23,779    Prestige Brands Holdings Inc.*                        177,867
                                                           -----------------
        Total Personal Products                                    1,107,030


        Pharmaceuticals-2.6%
     23,566    K-V Pharmaceutical Co.*                               672,574


        Real Estate Investment Trusts-1.5%
     15,289    LTC Properties, Inc.                                  382,989


        Semiconductors & Equipment-5.4%
     48,162    ON Semiconductor Corp.*                               427,679

     31,634    Semtech Corp.*                                        490,960

     26,448    Silicon Motion Technology Corp.*                      470,245
                                                           -----------------
        Total Semiconductors & Equipment                           1,388,884


        Software-4.0%
     20,626    Jack Henry & Associates, Inc.                         502,037

     20,085    Manhattan Associates, Inc.*                           529,440
                                                           -----------------
        Total Software                                             1,031,477


        Specialty Retail-1.4%
     12,991    The Men's Wearhouse, Inc.                             350,497


        Textiles, Apparel & Luxury Goods-2.2%
     16,094    The Warnaco Group, Inc.*                              560,071


        Wireless Telecommunication Services-2.1%
     34,973    Syniverse Holdings Inc.*                              544,879
                                                           -----------------
               Total common stocks
   		  (Cost $25,865,126)                              24,632,721


CASH EQUIVALENT-3.0% (A)
        Mutual Fund-3.0%
    780,034    Fidelity Institutional Money Market
                  Government Portfolio-Class 1, 4.51%                780,034
                                                           -----------------
               Total cash equivalent
   		  (Cost $780,034)			             780,034
                                                           -----------------
               Total investments-99.3%
   		  (Cost $26,645,160)                              25,412,755

               Cash and receivables, less
                  liabilities-0.7% (A)                               170,993
                                                           -----------------
               TOTAL NET ASSETS-100.0%                           $25,583,748
                                                           =================

          *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

As of December 31, 2007, investment cost for federal tax purposes was $26,672,689 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation            $1,781,282

Aggregate gross unrealized depreciation            (3,041,216)
                                               --------------
Net unrealized depreciation                       ($1,259,934)
                                               ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Skyhawk Funds Trust
                   -------------------

     By (Signature and Title)  /s/ Eric F. Crigler
                               ---------------------------
                                Eric F. Crigler, President

     Date   2/14/08
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Eric F. Crigler
                                   ---------------------------
                                    Eric F. Crigler, President

     Date   2/14/08
           --------------

     By (Signature and Title)      /s/ Eric F. Crigler
                                   ------------------------
 			   	    Eric F. Crigler, Treasurer

     Date   2/14/08
           --------------